VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)
1
Par
(000's) Value
CORPORATE BONDS : 98.3%
Bermuda : 0.2%
Arch Capital Group Ltd.
3.63%, 06/30/50 $ 25 $ 18,339
Underline
Canada : 5.7%
Alimentation Couche-Tard,
Inc. 144A
3.55%, 07/26/27 40 37,395
3.80%, 01/25/50 25 18,074
Canadian Pacific Railway Co.
1.75%, 12/02/26 75 67,569
CI Financial Corp.
3.20%, 12/17/30 25 19,235
4.10%, 06/15/51 25 15,321
Emera US Finance LP
4.75%, 06/15/46 50 40,243
Enbridge, Inc.
3.12%, 11/15/29 75 66,532
3.40%, 08/01/51 50 34,898
5.50%, 12/01/46 25 23,823
5.70%, 03/08/33 25 25,355
Fortis, Inc.
3.06%, 10/04/26 25 23,182
Rogers Communications, Inc.
2.95%, 03/15/25 25 23,832
TransCanada PipeLines Ltd.
2.50%, 10/12/31 50 40,369
4.62%, 03/01/34 50 45,763
481,591
France : 6.7%
BNP Paribas SA 144A
4.38%, 09/28/25 75 72,478
Credit Agricole SA 144A
4.38%, 03/17/25 50 48,455
Societe Generale SA 144A
1.79% (US Treasury
Yield Curve Rate T 1
Year+1.00%), 06/09/27 50 44,157
2.62%, 10/16/24 50 47,960
2.62%, 01/22/25 50 47,501
3.00%, 01/22/30 100 83,988
3.34% (US Treasury
Yield Curve Rate T 1
Year+1.60%), 01/21/33 50 40,763
3.62%, 03/01/41 100 65,992
4.25%, 04/14/25 50 48,231
4.75%, 09/14/28 50 47,608
547,133
Ireland : 0.5%
AerCap Ireland Capital DAC
/ AerCap Global Aviation
Trust
3.85%, 10/29/41 50 37,885
Underline
Italy : 0.8%
Intesa Sanpaolo SpA 144A
6.62%, 06/20/33 25 25,122
UniCredit SpA 144A
Par
(000’s) Value
Italy (continued)
3.13% (US Treasury
Yield Curve Rate T 1
Year+1.55%), 06/03/32 $ 50 $ 40,139
65,261
Japan : 0.5%
Nomura Holdings, Inc.
1.65%, 07/14/26 50 44,301
Underline
Mexico : 0.8%
Infraestructura Energetica
Nova SAPI de CV 144A
4.75%, 01/15/51 50 38,663
Sitios Latinoamerica SAB de
CV 144A
5.38%, 04/04/32 25 22,869
61,532
Netherlands : 4.2%
Deutsche Telekom
International Finance BV
8.75%, 06/15/30 75 88,814
Enel Finance International
NV 144A
2.25%, 07/12/31 75 59,434
5.00%, 06/15/32 50 47,665
Prosus NV 144A
3.06%, 07/13/31 50 39,278
3.68%, 01/21/30 50 42,712
4.99%, 01/19/52 100 73,305
351,208
Norway : 0.3%
Var Energi ASA 144A
8.00%, 11/15/32 † 25 26,998
Underline
Panama : 0.5%
AES Panama Generation
Holdings SRL 144A
4.38%, 05/31/30 50 43,060
Underline
United Kingdom : 0.6%
Ferguson Finance Plc 144A
4.50%, 10/24/28 25 24,052
Haleon UK Capital Plc
3.12%, 03/24/25 25 24,003
48,055
United States : 77.5%
Alcon Finance Corp. 144A
3.00%, 09/23/29 50 44,075
Altria Group, Inc.
3.40%, 05/06/30 25 22,134
3.88%, 09/16/46 † 35 25,013
4.25%, 08/09/42 100 77,639
4.80%, 02/14/29 125 122,024
5.80%, 02/14/39 25 24,626
5.95%, 02/14/49 60 57,087
Ares Capital Corp.
2.15%, 07/15/26 25 21,919
3.25%, 07/15/25 25 23,335
3.88%, 01/15/26 50 46,730
AT&T, Inc.
3.85%, 06/01/60 75 52,435

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
United States (continued)
BAT Capital Corp.
4.91%, 04/02/30 $ 50 $ 47,400
Bayer US Finance LLC 144A
3.38%, 10/08/24 25 24,243
Becton Dickinson & Co.
3.70%, 06/06/27 50 47,738
Berry Global, Inc.
1.57%, 01/15/26 50 45,362
Berry Global, Inc. 144A
4.88%, 07/15/26 25 24,201
Blue Owl Capital Corp.
3.40%, 07/15/26 50 45,158
Brighthouse Financial, Inc.
4.70%, 06/22/47 25 19,282
Broadcom, Inc. 144A
3.19%, 11/15/36 100 75,683
Campbell Soup Co.
3.95%, 03/15/25 25 24,391
Capital One Financial Corp.
5.82% (SOFR+2.60%),
02/01/34 25 24,308
6.38% (SOFR+2.86%),
06/08/34 † 75 75,747
Carlisle Cos, Inc.
2.75%, 03/01/30 25 21,393
CBRE Services, Inc.
5.95%, 08/15/34 25 25,209
Centene Corp.
2.62%, 08/01/31 50 40,030
Charter Communications
Operating LLC / Charter
Communications
Operating Capital
2.25%, 01/15/29 25 20,746
2.30%, 02/01/32 50 37,795
2.80%, 04/01/31 25 20,237
4.91%, 07/23/25 75 73,714
5.05%, 03/30/29 125 119,634
5.12%, 07/01/49 20 15,697
5.38%, 05/01/47 75 61,336
6.48%, 10/23/45 75 70,052
Cheniere Corpus Christi
Holdings LLC
3.70%, 11/15/29 † 50 45,665
5.12%, 06/30/27 50 49,512
Cheniere Energy, Inc.
4.62%, 10/15/28 25 23,488
Cigna Group
3.40%, 03/15/50 75 54,357
Citizens Bank NA/Providence
RI
4.58% (SOFR+2.00%),
08/09/28 50 46,943
Conagra Brands, Inc.
4.85%, 11/01/28 50 48,860
5.30%, 11/01/38 25 23,641
Constellation Brands, Inc.
2.25%, 08/01/31 50 40,501
Par
(000’s) Value
United States (continued)
Corning, Inc.
5.45%, 11/15/79 $ 25 $ 22,983
Deutsche Bank AG
2.13% (SOFR+1.87%),
11/24/26 100 90,649
2.31% (SOFR+1.22%),
11/16/27 75 65,927
3.96% (SOFR+2.58%),
11/26/25 100 96,331
Duke Energy Corp.
2.45%, 06/01/30 25 21,042
2.55%, 06/15/31 25 20,670
2.65%, 09/01/26 50 46,360
Equinix , Inc.
2.62%, 11/18/24 25 24,030
3.20%, 11/18/29 50 44,120
3.90%, 04/15/32 25 22,516
Everest Reinsurance
Holdings, Inc.
3.12%, 10/15/52 50 32,819
Fiserv, Inc.
3.20%, 07/01/26 50 47,304
5.45%, 03/02/28 75 75,825
FS KKR Capital Corp.
3.40%, 01/15/26 25 23,025
General Mills, Inc.
2.88%, 04/15/30 50 44,088
HCA, Inc.
3.50%, 07/15/51 25 17,200
4.12%, 06/15/29 75 69,632
5.12%, 06/15/39 50 46,250
5.25%, 04/15/25 75 74,387
5.25%, 06/15/26 25 24,785
5.25%, 06/15/49 50 45,040
5.50%, 06/15/47 50 46,729
HCA, Inc. 144A
4.62%, 03/15/52 25 20,550
Huntington Bancshares, Inc./
OH
2.55%, 02/04/30 50 41,173
International Flavors &
Fragrances, Inc. 144A
1.83%, 10/15/27 50 42,486
2.30%, 11/01/30 25 19,935
J M Smucker Co./The
3.50%, 03/15/25 25 24,218
Keurig Dr. Pepper, Inc.
3.95%, 04/15/29 25 23,742
4.05%, 04/15/32 † 50 46,448
KeyCorp
2.55%, 10/01/29 50 40,287
Kinder Morgan Energy
Partners LP
5.50%, 03/01/44 25 22,934
Kraft Heinz Foods Co.
3.00%, 06/01/26 50 47,308
5.00%, 06/04/42 25 23,422
5.20%, 07/15/45 50 47,336

Par
(000’s) Value
United States (continued)
6.88%, 01/26/39 $ 25 $ 28,094
Kraft Heinz Foods Co. 144A
7.12%, 08/01/39 25 27,742
Lowe's Cos, Inc.
4.45%, 04/01/62 25 20,114
McDonald's Corp.
2.12%, 03/01/30 100 84,965
3.62%, 09/01/49 100 77,743
Mondelez International, Inc.
1.50%, 05/04/25 25 23,406
2.75%, 04/13/30 25 21,854
3.00%, 03/17/32 25 21,659
NextEra Energy Capital
Holdings, Inc.
2.44%, 01/15/32 100 81,320
2.75%, 11/01/29 50 43,674
4.62%, 07/15/27 75 73,734
6.05%, 03/01/25 75 75,576
Northrop Grumman Corp.
2.93%, 01/15/25 25 24,104
Oracle Corp.
3.60%, 04/01/40 75 57,832
3.80%, 11/15/37 50 40,651
3.85%, 04/01/60 25 17,463
3.95%, 03/25/51 50 37,588
4.00%, 07/15/46 50 38,491
4.10%, 03/25/61 50 36,694
4.38%, 05/15/55 50 39,622
5.38%, 07/15/40 50 47,676
6.12%, 07/08/39 25 25,726
6.50%, 04/15/38 75 79,868
Pacific Gas and Electric Co.
2.50%, 02/01/31 100 79,091
3.25%, 06/01/31 50 41,004
3.45%, 07/01/25 50 47,548
3.50%, 08/01/50 50 32,440
3.75%, 07/01/28 50 45,115
4.50%, 07/01/40 100 78,820
4.55%, 07/01/30 50 45,459
4.95%, 07/01/50 50 40,048
6.75%, 01/15/53 25 25,068
Republic Services, Inc.
2.50%, 08/15/24 50 48,431
Reynolds American, Inc.
5.85%, 08/15/45 75 67,234
Sempra
3.25%, 06/15/27 50 46,362
4.12% (US Treasury
Yield Curve Rate T 5
Year+2.87%), 04/01/52 25 20,568
Sherwin-Williams Co.
3.45%, 06/01/27 50 47,364
Southern Co.
3.25%, 07/01/26 50 47,305
Southern Co./The
5.20%, 06/15/33 50 49,618
Sprint Capital Corp.
6.88%, 11/15/28 50 53,047
Par
(000’s) Value
United States (continued)
Sprint LLC
7.62%, 02/15/25 $ 100 $ 102,353
Sun Communities Operating
LP
2.70%, 07/15/31 25 19,934
Time Warner Cable LLC
5.50%, 09/01/41 50 41,844
6.55%, 05/01/37 25 23,973
7.30%, 07/01/38 100 102,031
T-Mobile USA, Inc.
3.38%, 04/15/29 75 67,567
3.50%, 04/15/25 150 144,997
3.75%, 04/15/27 † 155 147,148
3.88%, 04/15/30 60 55,157
United Rentals North
America, Inc. 144A
6.00%, 12/15/29 25 24,996
Verisk Analytics, Inc.
4.00%, 06/15/25 25 24,383
Verizon Communications,
Inc.
0.85%, 11/20/25 25 22,611
1.45%, 03/20/26 75 68,038
2.55%, 03/21/31 50 41,531
2.62%, 08/15/26 25 23,262
3.88%, 02/08/29 25 23,532
4.02%, 12/03/29 50 46,610
4.12%, 03/16/27 100 96,815
4.33%, 09/21/28 50 48,045
4.50%, 08/10/33 50 46,748
VICI Properties LP
5.12%, 05/15/32 50 47,095
5.62%, 05/15/52 25 22,932
VICI Properties LP / VICI Note
Co., Inc. 144A
3.75%, 02/15/27 50 46,205
4.25%, 12/01/26 50 47,144
4.62%, 12/01/29 50 45,734
Weyerhaeuser Co.
4.00%, 11/15/29 50 46,303
6,477,997
Total Corporate Bonds
(Cost: $8,678,589) 8,203,360
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
4.3%
Money Market Fund: 4.3%
(Cost: $357,670)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 357,670 357,670

VANECK MOODY’S ANALYTICS BBB CORPORATE BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
4
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares
(continued) Value
Total Investments: 102.6%
(Cost: $9,036,259) $ 8,561,030
Liabilities in excess of other assets: (2.6)% (217,183)
NET ASSETS: 100.0% $ 8,343,847
Definitions:
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $346,271.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,528,893, or 18.3% of net assets.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Technology 22.3% $ 1,828,666
Financials 19.0 1,558,377
Utilities 13.5 1,105,970
Consumer Non-Cyclicals 12.5 1,022,288
Consumer Cyclicals 9.6 791,274
Healthcare 6.8 555,016
Industrials 5.4 444,159
Real Estate 4.8 391,222
Energy 4.4 365,630
Basic Materials 1.4 116,927
0.3 23,831
100.0% $ 8,203,360